Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / €	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 18, 2021 $ / €
Commitments and Contingencies [Abstract]
Pollution coverage per vessel per incident	$ 1,000,000
Closing period for relevant insurance policy year	3 years
Office Leases [Abstract]
Operating lease liability	$ 84	$ 184
Operating right-of-use asset	84	184
Monthly rent expense	$ 8
Exchange rate | $ / €	1.14			1.1345
Rent expense	$ 47	104	$ 81
Impairment charge	0
Office Rental Obligations [Abstract]
Year 1	73
Year 2	20
Total	93
Less imputed interest	(9)
Present value of lease liabilities	84	184
Lease liabilities, current	66	94
Lease liabilities, non- current	$ 18	$ 90
Maximum [Member]
Office Leases [Abstract]
Term of leases	3 years